						 Filed Pursuant to Rule 497(e)
						of the Securities Act of 1933

                                                                 January 1, 2021
                                 PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


FUND                                                     DATE OF PROSPECTUS
Pioneer Strategic Income Fund                             February 1, 2020
Pioneer Emerging Markets Equity Fund                      February 1, 2020
Pioneer Equity Income Fund                                 March 1, 2020
Pioneer Flexible Opportunities Fund                        March 1, 2020
Pioneer Floating Rate Fund           March 1, 2020 (as revised March 10, 2020)
Pioneer Global High Yield Fund                             March 1, 2020
Pioneer High Yield Fund                                    March 1, 2020
Pioneer ILS Bridge Fund                                    March 1, 2020
Pioneer ILS Interval Fund                                  March 1, 2020
Pioneer Mid Cap Value Fund                                 March 1, 2020
Pioneer International Equity Fund                          April 1, 2020
Pioneer Select Mid Cap Growth Fund                         April 1, 2020
Pioneer AMT-Free Municipal Fund                            April 1, 2020
Pioneer Fund                                                May 1, 2020
Pioneer Real Estate Shares                                  May 1, 2020
Pioneer Core Equity Fund                                    May 1, 2020
Pioneer U.S. Government Money Market Fund                   May 1, 2020
Pioneer Multi-Asset Ultrashort Income Fund                 August 1, 2020
Pioneer Fundamental Growth Fund                            August 1, 2020
Pioneer Bond Fund                                         November 1, 2020
Pioneer Securitized Income Fund                           December 1, 2020
Pioneer Balanced ESG Fund                                 December 1, 2020
Pioneer Multi-Asset Income Fund                           December 1, 2020
Pioneer Solutions - Balanced Fund                         December 1, 2020
Pioneer High Income Municipal Fund                       December 18, 2020
Pioneer MAP-High Income Municipal Fund                   December 18, 2020
Pioneer Disciplined Growth Fund                          December 31, 2020
Pioneer Disciplined Value Fund                           December 31, 2020
Pioneer Global Equity Fund                               December 31, 2020
Pioneer Corporate High Yield Fund                        December 31, 2020
Pioneer Short Term Income Fund                           December 31, 2020

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Effective January 1, 2021, Amundi Pioneer Asset Management. Inc., the
investment adviser to the Pioneer funds, will change its name to Amundi Asset Management US, Inc. In addition, effective January 1, 2021, Amundi Pioneer Distributor, Inc., the funds' distributor, will change its name to

Amundi Distributor US, Inc. References to these entities throughout each fund's prospectuses and statement of additional information are changed to reflect the new names on or after such date.


































                                                                   32395-00-0121
                                     (Copyright)2021 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC